GOODWILL	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill [text block]

7) GOODWILL

Goodwill was mainly generated on December 1, 2012 from the acquisition of the Customer Relationship Management (“CRM”) business from Telefónica, S.A and on December 30, 2014 from the acquisition of CBCC. On September 2, 2016, additional goodwill was generated from the acquisition of RBrasil on June 9, 2017 an additional goodwill from the acquisition of Interfile in the amount of 8,400 thousand U.S. dollars was recorded in Brazil.

The breakdown and changes in goodwill in 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	12/31/2018	Hyperinflation	Translationdifferences	Impairment	12/31/2019	Hyperinflation	Translationdifferences	12/31/2020
Peru	29,069	-	543	-	29,612	-	(2,509)	27,103
Chile	16,608	-	(1,091)	-	15,517	-	728	16,245
Colombia	5,770	-	(48)	-	5,722	-	(259)	5,463
Mexico	1,844	-	77	-	1,921	-	(101)	1,820
Brazil	68,118	-	(2,636)	-	65,482	-	(14,692)	50,790
Argentina	33,580	11,415	(12,438)	(30,909)	1,648	419	(474)	1,593
Total	154,989	11,415	(15,593)	(30,909)	119,902	419	(17,307)	103,014